Long-term Debt - Senior Notes Redemption Prices (Details) - Senior Notes [Member]	12 Months Ended
Dec. 31, 2016
Debt Instrument, Redemption [Line Items]
Redemption price, (percent)	101.00%
5.125% Senior Notes Due 2023 [Member] | Redemption Period One [Member]
Debt Instrument, Redemption [Line Items]
Redemption price, (percent)	103.844%
5.125% Senior Notes Due 2023 [Member] | Redemption Period Two [Member]
Debt Instrument, Redemption [Line Items]
Redemption price, (percent)	102.563%
5.125% Senior Notes Due 2023 [Member] | Redemption Period Three [Member]
Debt Instrument, Redemption [Line Items]
Redemption price, (percent)	101.281%
5.125% Senior Notes Due 2023 [Member] | Redemption Period Four [Member]
Debt Instrument, Redemption [Line Items]
Redemption price, (percent)	100.00%
5.75% Senior Notes Due 2024 [Member] | Redemption Period One [Member]
Debt Instrument, Redemption [Line Items]
Redemption price, (percent)	102.875%
5.75% Senior Notes Due 2024 [Member] | Redemption Period Two [Member]
Debt Instrument, Redemption [Line Items]
Redemption price, (percent)	101.917%
5.75% Senior Notes Due 2024 [Member] | Redemption Period Three [Member]
Debt Instrument, Redemption [Line Items]
Redemption price, (percent)	100.958%
5.75% Senior Notes Due 2024 [Member] | Redemption Period Four [Member]
Debt Instrument, Redemption [Line Items]
Redemption price, (percent)	100.00%
5.75% Senior Notes Due 2025 [Member] | Redemption Period One [Member]
Debt Instrument, Redemption [Line Items]
Redemption price, (percent)	102.875%
5.75% Senior Notes Due 2025 [Member] | Redemption Period Two [Member]
Debt Instrument, Redemption [Line Items]
Redemption price, (percent)	101.917%
5.75% Senior Notes Due 2025 [Member] | Redemption Period Three [Member]
Debt Instrument, Redemption [Line Items]
Redemption price, (percent)	100.958%
5.75% Senior Notes Due 2025 [Member] | Redemption Period Four [Member]
Debt Instrument, Redemption [Line Items]
Redemption price, (percent)	100.00%